Impairment losses - Key assumptions used in value in use calculations (Details) € in Millions, ₨ in Billions	12 Months Ended
	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 EUR (€)
Impairment losses
Key assumptions cash flow forecast period for licence and spectrum payments initial period for renewals and newly available spectrum	5 years
Key assumptions period for management plan used in long term growth rate.	5 years
Key assumption long term compound annual growth rate minimum period for estimates made by management	6 years
Key assumption long term compound annual growth rate maximum period for estimates made by management	10 years
Key assumption period management used forward looking equity market risk premium	10 years
Vodafone India (excluding interest in Indus Towers)
Change required for carrying value to equal recoverable amount
Fair value less costs of disposal excluding net debt				₨ 971	€ 14,000
Estimated cost synergy (as a percent)			50.00%
Increase in expected cost synergy (as a percent)			10.00%
Decrease in expected cost synergy (as a percent)			10.00%
Increase in asset fair value			€ 220
Decrease in asset fair value			€ 220
Germany
Impairment losses
Recoverable amount that exceeds carrying value	€ 7,400	€ 7,700			€ 3,500
Assumptions used in value in use calculation
Pre-tax adjusted discount rate (as a percent)	8.30%	8.30%		8.40%	8.40%
Long-term growth rate (as a percent)	0.50%	0.50%		0.50%	0.50%
Projected adjusted EBITDA (as a percent)	2.90%	3.70%		3.00%	3.00%
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	2.10%	2.00%	0.90%
Long-term growth rate (as a percent)	(2.20%)	(2.30%)	(1.00%)
Projected adjusted EBITDA (as a percent)	(4.90%)	(3.30%)	(1.60%)
Projected capital expenditure (as a percent)	15.40%	16.30%	7.60%
Germany | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	16.90%	16.60%		14.90%	14.90%
Germany | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	19.90%	18.80%		16.50%	16.50%
Italy
Impairment losses
Recoverable amount that exceeds carrying value	€ 2,700
Assumptions used in value in use calculation
Pre-tax adjusted discount rate (as a percent)	9.30%	10.40%		10.30%	10.30%
Long-term growth rate (as a percent)	0.50%	1.00%		1.00%	1.00%
Projected adjusted EBITDA (as a percent)	9.20%	(2.60%)		(0.80%)	(0.80%)
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	2.50%
Long-term growth rate (as a percent)	(2.90%)
Projected adjusted EBITDA (as a percent)	(4.60%)
Projected capital expenditure (as a percent)	11.20%
Italy | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	12.20%	12.10%		12.70%	12.70%
Italy | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	12.50%	13.30%		(14.20%)	(14.20%)
Italy | Decrease by 2pps
Impairment losses
Recoverable amount that exceeds carrying value	€ 1,500
Italy | Base Case
Impairment losses
Recoverable amount that exceeds carrying value	2,700
Italy | Increase by 2pps
Impairment losses
Recoverable amount that exceeds carrying value	4,100
Spain
Impairment losses
Recoverable amount that exceeds carrying value	€ 500	€ 300			€ 1,000
Assumptions used in value in use calculation
Pre-tax adjusted discount rate (as a percent)	10.50%	9.70%		9.70%	9.70%
Long-term growth rate (as a percent)	1.00%	1.50%		1.50%	1.50%
Projected adjusted EBITDA (as a percent)	(0.10%)	5.90%		7.90%	7.90%
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	0.50%	0.20%	0.60%
Long-term growth rate (as a percent)	(0.70%)	(0.20%)	(0.70%)
Projected adjusted EBITDA (as a percent)	(1.30%)	(0.30%)	(1.10%)
Projected capital expenditure (as a percent)	2.70%	1.40%	4.40%
Spain | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	17.10%	16.80%		14.30%	14.30%
Spain | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	18.40%	17.40%		15.80%	15.80%
Spain | Decrease by 2pps
Change required for carrying value to equal recoverable amount
Recoverable amount less carrying amount	€ 300
Spain | Base Case
Impairment losses
Recoverable amount that exceeds carrying value	500
Spain | Increase by 2pps
Impairment losses
Recoverable amount that exceeds carrying value	1,400
Romania
Impairment losses
Recoverable amount that exceeds carrying value	€ 100				€ 200
Assumptions used in value in use calculation
Pre-tax adjusted discount rate (as a percent)	11.10%	9.80%		9.00%	9.00%
Long-term growth rate (as a percent)	1.00%	1.50%		1.00%	1.00%
Projected adjusted EBITDA (as a percent)	3.80%	2.60%		0.10%	0.10%
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	1.20%	0.10%	1.50%
Long-term growth rate (as a percent)	(1.50%)	(0.10%)	(1.70%)
Projected adjusted EBITDA (as a percent)	(2.00%)	(0.10%)	(1.90%)
Projected capital expenditure (as a percent)	3.30%	0.40%	7.10%
Romania | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	12.10%	11.90%		12.60%	12.60%
Romania | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	12.70%	14.60%		(15.90%)	(15.90%)
Romania | Decrease by 2pps
Impairment losses
Recoverable amount that exceeds carrying value	€ 0
Romania | Base Case
Impairment losses
Recoverable amount that exceeds carrying value	100
Romania | Increase by 2pps
Impairment losses
Recoverable amount that exceeds carrying value	€ 200
UK
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	0.70%	0.50%	0.50%
Long-term growth rate (as a percent)	(0.90%)	(0.60%)	(0.60%)
Projected adjusted EBITDA (as a percent)	(1.90%)	(0.80%)	(0.80%)
Projected capital expenditure (as a percent)	3.30%	3.20%	3.20%
Ireland
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	1.20%	0.60%	0.80%
Long-term growth rate (as a percent)	(1.40%)	(0.70%)	(0.90%)
Projected adjusted EBITDA (as a percent)	(2.70%)	(1.00%)	(1.20%)
Projected capital expenditure (as a percent)	8.40%	4.20%	4.30%
Portugal
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	0.70%	1.00%	0.60%
Long-term growth rate (as a percent)	(0.70%)	(1.10%)	(0.60%)
Projected adjusted EBITDA (as a percent)	(1.40%)	(1.50%)	(0.90%)
Projected capital expenditure (as a percent)	3.40%	6.40%	3.90%
Czech Republic
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)		3.10%	2.10%
Long-term growth rate (as a percent)		(4.00%)	(2.40%)
Projected adjusted EBITDA (as a percent)		(4.00%)	(2.80%)
Projected capital expenditure (as a percent)		16.90%	12.00%